Average Annual Total Returns		12 Months Ended		22 Months Ended	60 Months Ended		84 Months Ended	88 Months Ended		102 Months Ended	120 Months Ended
		Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.05%			0.99%						2.25%
Bloomberg California Municipal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg California Municipal Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.02%			0.96%						2.23%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%			(0.33%)		1.02%				1.35%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		5.53%			4.10%						4.80%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.51%			14.28%						12.87%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%			8.68%						8.49%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		(1.69%)			(1.96%)					(0.54%)
Finisterre Unconstrained Emerging Markets Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Finisterre Emerging Markets Total Return Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		3.87%			0.18%					2.27%
JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		(2.38%)			(1.86%)					0.90%
JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.54%			0.12%					2.19%
JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.63%			2.18%					3.58%
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		7.50%			1.70%						3.64%
MSCI ACWI NR USD Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			MSCI ACWI NR USD Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		17.49%			10.06%						9.23%
FTSE EPRA/NAREIT Developed Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			FTSE EPRA/NAREIT Developed Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		0.94%			(1.00%)						2.23%
Bloomberg U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.20%			(0.74%)						0.91%
Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.29%			2.51%		2.39%				1.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.19%			4.20%						5.16%
Bloomberg U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.84%			1.87%						2.24%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%			18.96%						16.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%			14.53%						13.10%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%			13.86%						12.55%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.34%			9.92%						9.63%
Russell MidCap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell MidCap Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		22.10%			11.47%						11.54%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.95%		24.44%	14.13%			14.19%			12.79%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.93%			10.34%						9.68%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.07%			8.59%						8.10%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		3.82%			4.73%						5.20%
MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		5.68%			5.09%						4.31%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.54%			3.62%						4.14%
S&P Target Date 2015 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.25%			4.56%						5.11%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.09%			4.88%						5.52%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.44%			5.55%						6.14%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		9.90%			6.46%						6.87%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.38%			7.44%						7.60%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.87%			8.27%						8.19%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.58%			8.75%						8.54%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.30%			9.06%						8.77%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.32%			9.11%						8.84%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.44%			9.14%						8.91%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.83%		16.26%	9.27%			9.44%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.92%			3.29%						5.83%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.42%			6.98%						7.14%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.95%			4.59%						5.26%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.97%			9.31%						8.96%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.64%			2.87%						3.90%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.43%			10.91%						10.20%
Bloomberg Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.11%			2.04%						2.14%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.54%			7.40%						7.82%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.15%			6.86%						8.09%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.70%			8.36%						8.96%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.05%			7.29%						7.14%
California Municipal Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(1.51%)			(0.14%)						1.80%
California Municipal Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(1.51%)			(0.14%)						1.80%
California Municipal Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.32%			0.47%						2.05%
California Municipal Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		0.42%			(0.20%)						1.51%
California Municipal Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		2.62%			0.87%						2.44%
Core Fixed Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(1.07%)			(0.83%)						1.16%
Core Fixed Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(2.36%)			(1.84%)						0.00%
Core Fixed Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.64%)			(1.04%)						0.39%
Core Fixed Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		0.41%			(0.24%)						1.51%
Core Fixed Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		1.49%			(0.11%)						1.70%
Core Fixed Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		1.01%			(0.58%)						1.20%
Core Fixed Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		1.33%			(0.27%)						1.51%
Core Fixed Income Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		1.59%			(0.01%)						1.76%
Core Plus Bond Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(3.18%)			(1.17%)						0.82%
Core Plus Bond Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(4.70%)			(2.63%)						(0.47%)
Core Plus Bond Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.88%)			(1.42%)						0.12%
Core Plus Bond Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		(0.36%)			(0.42%)						1.23%
Core Plus Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		0.91%			(0.12%)						1.56%
Core Plus Bond Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		0.39%			(0.63%)						1.02%
Core Plus Bond Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		0.71%			(0.32%)						1.34%
Diversified Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		1.07%			1.26%						2.91%
Diversified Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(1.25%)			(0.67%)						0.99%
Diversified Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.66%			0.19%						1.43%
Diversified Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		3.29%			1.27%						2.69%
Diversified Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		5.44%			2.38%						3.64%
Diversified Income Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		5.45%			2.41%						3.65%
Diversified International Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(1.20%)			3.38%						4.18%
Diversified International Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(2.03%)			2.42%						3.50%
Diversified International Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.12%)			2.59%						3.32%
Diversified International Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		3.73%			4.69%						4.91%
Diversified International Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		4.92%			4.94%						5.22%
Diversified International Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		4.33%			4.44%						4.68%
Diversified International Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		4.68%			4.77%						5.00%
Diversified International Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		5.00%			5.05%						5.04%
Equity Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		8.71%			6.81%						8.42%
Equity Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		6.16%			5.55%						7.18%
Equity Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.06%			5.22%						6.59%
Equity Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		13.21%			7.20%						8.39%
Equity Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.22%			8.12%						9.09%
Equity Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.46%			8.39%						9.43%
Equity Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		14.80%			7.79%						8.82%
Equity Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		15.18%			8.13%						9.16%
Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.40%			2.53%					4.44%
Performance Inception Date			Jul. 11, 2016
Finisterre Emerging Markets Total Return Bond Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.34%			0.23%					2.06%
Finisterre Emerging Markets Total Return Bond Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.38%			0.94%					2.37%
Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class A Return Before Taxes
Average Annual Return, Percent		0.00%			0.79%	[1]					2.33%	[1]
Global Emerging Markets Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class A Return After Taxes on Distributions
Average Annual Return, Percent		0.05%			0.43%	[1]					2.08%	[1]
Global Emerging Markets Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.05%			0.73%	[1]					1.98%	[1]
Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class J Return Before Taxes
Average Annual Return, Percent		4.95%			2.09%	[1]					3.06%	[1]
Global Emerging Markets Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Institutional Class Return Before Taxes
Average Annual Return, Percent		6.15%			2.28%	[1]					3.29%	[1]
Global Emerging Markets Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class R-3 Return Before Taxes
Average Annual Return, Percent		5.68%			1.78%	[1]					2.77%	[1]
Global Emerging Markets Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class R-5 Return Before Taxes
Average Annual Return, Percent		5.96%			2.09%	[1]					3.08%	[1]
Global Emerging Markets Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		Class R-6 Return Before Taxes
Average Annual Return, Percent		6.24%			2.38%	[1]					3.25%	[1]
Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(5.21%)			(2.08%)						2.19%
Global Real Estate Securities Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(5.87%)			(2.59%)						1.22%
Global Real Estate Securities Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.85%)			(1.66%)						1.43%
Global Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		0.69%			(0.60%)						3.17%
Global Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		0.21%			(1.12%)						2.64%
Global Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		0.51%			(0.77%)						2.98%
Global Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		0.74%			(0.57%)						3.21%
Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(1.83%)			(1.93%)						0.01%
Government & High Quality Bond Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(2.95%)			(2.73%)						(1.03%)
Government & High Quality Bond Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(1.09%)			(1.78%)						(0.42%)
Government & High Quality Bond Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		(0.66%)			(1.54%)						0.19%
Government & High Quality Bond Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		0.61%			(1.24%)						0.50%
Government & High Quality Bond Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		0.16%			(1.66%)						0.06%
Government & High Quality Bond Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		0.58%			(1.36%)						0.37%
Government Money Market Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		5.12%			2.35%		2.21%
Performance Inception Date			Dec. 20, 2017
Government Money Market Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		5.17%			2.38%		2.23%
Performance Inception Date			Dec. 20, 2017
High Yield Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		3.08%			3.44%						4.35%
High Yield Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		0.53%			1.19%						2.01%
High Yield Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.81%			1.63%						2.26%
High Yield Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		5.30%			3.40%						4.15%
High Yield Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.29%			4.52%						5.06%
High Yield Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		7.54%			4.61%						5.08%
Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		1.66%			1.51%						1.84%
Inflation Protection Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		0.29%			(0.15%)						0.65%
Inflation Protection Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.98%			0.53%						0.93%
Inflation Protection Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		0.40%			1.09%						1.27%
Inflation Protection Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		1.19%			0.95%						1.27%
Inflation Protection Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		1.40%			1.27%						1.59%
International Fund I, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.67%			3.66%						4.89%
International Fund I, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.54%			1.84%						3.74%
International Fund I, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.94%			2.87%						3.93%
International Fund I, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		7.22%			3.19%						4.38%
International Fund I, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		7.57%			3.52%						4.71%
International Fund I, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		7.74%			3.76%						4.95%
LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		17.82%			12.28%						13.53%
LargeCap Growth Fund I, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		10.50%			8.92%						10.63%
LargeCap Growth Fund I, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.77%			9.34%						10.50%
LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		24.14%			13.77%						14.43%
LargeCap Growth Fund I, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		25.01%			13.91%						14.62%
LargeCap Growth Fund I, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		24.37%			13.36%						14.05%
LargeCap Growth Fund I, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		24.79%			13.71%						14.41%
LargeCap Growth Fund I, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		25.12%			14.00%						14.69%
LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		22.69%			13.70%						12.43%
LargeCap S&P 500 Index Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		21.93%			12.12%						11.07%
LargeCap S&P 500 Index Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.91%			10.63%						9.93%
LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		23.67%			14.12%						12.69%
LargeCap S&P 500 Index Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		24.83%			14.31%						12.91%
LargeCap S&P 500 Index Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		24.14%			13.68%						12.28%
LargeCap S&P 500 Index Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		24.50%			14.04%						12.63%
LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		14.50%			8.94%						9.02%
LargeCap Value Fund III, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		12.35%			7.30%						7.27%
LargeCap Value Fund III, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.10%			6.83%						6.90%
LargeCap Value Fund III, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		13.29%			8.66%						8.69%
LargeCap Value Fund III, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		13.86%			8.34%						8.40%
LargeCap Value Fund III, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		14.23%			8.68%						8.75%
MidCap Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		13.09%			9.91%						11.44%
MidCap Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		12.28%			8.99%						10.25%
MidCap Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.39%			7.74%						9.11%
MidCap Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		17.73%			10.30%						11.42%
MidCap Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		18.88%			11.33%						12.24%
MidCap Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		19.98%			11.45%						12.38%
MidCap Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		19.41%			10.92%						11.85%
MidCap Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		19.79%			11.27%						12.20%
MidCap Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		20.10%			11.54%						12.36%
MidCap Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		22.51%			11.79%						11.01%
MidCap Growth Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		22.51%			10.26%						9.60%
MidCap Growth Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.33%			9.17%						8.71%
MidCap Growth Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		21.27%			11.62%						10.78%
MidCap Growth Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		21.98%			11.24%						10.47%
MidCap Growth Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		22.35%			11.58%						10.81%
MidCap Growth Fund III, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.39%			8.49%						9.54%
MidCap Growth Fund III, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		(3.19%)			4.41%						6.46%
MidCap Growth Fund III, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.06%			6.31%						7.19%
MidCap Growth Fund III, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		6.87%			8.21%						9.20%
MidCap Growth Fun III, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		6.83%			7.90%						8.92%
MidCap Growth Fund III, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		7.24%			8.24%						9.27%
MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.60%			10.07%						9.43%
MidCap S&P 400 Index Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		9.85%			7.91%						7.38%
MidCap S&P 400 Index Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.05%			7.60%						7.14%
MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		12.47%			9.92%						9.22%
MidCap S&P 400 Index Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		13.01%			9.54%						8.88%
MidCap S&P 400 Index Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		13.37%			9.88%						9.21%
MidCap S&P 400 Index Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		13.70%			10.17%						9.37%
MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		12.02%			10.32%						8.50%
MidCap Value I Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		7.30%			8.03%						6.36%
MidCap Value I Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.37%			7.76%						6.25%
MidCap Value Fund I, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		5.52%			8.64%						7.52%
MidCap Value I Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		10.92%			10.13%						8.25%
MidCap Value I Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		11.46%			9.80%						7.96%
MidCap Value I Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		11.79%			10.13%						8.30%
MidCap Value Fund I , Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		12.11%			10.42%						8.57%
Money Market Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		4.94%			2.25%						1.53%
Money Market Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		3.98%			2.27%						1.52%
Overseas Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		1.14%			6.42%						5.11%
Overseas Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		(2.66%)			4.27%						3.62%
Overseas Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.14%			4.70%						3.86%
Overseas Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		0.57%			5.82%						4.52%
Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		18.94%			13.43%						12.36%
Principal Capital Appreciation Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		17.52%			12.27%						10.10%
Principal Capital Appreciation Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.22%			10.52%						9.32%
Principal Capital Appreciation Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		26.22%			15.08%						13.39%
Principal Capital Appreciation Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		25.53%			14.45%						12.76%
Principal Capital Appreciation Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		25.92%			14.80%						13.11%
Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		2.30%			2.25%						3.09%
Principal LifeTime Strategic Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		0.88%			0.86%						1.74%
Principal LifeTime Strategic Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.67%			1.34%						1.98%
Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		5.54%			3.21%						3.64%
Principal LifeTime Strategic Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		6.65%			3.42%						3.85%
Principal LifeTime Strategic Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		6.09%			2.83%						3.27%
Principal LifeTime Strategic Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		6.34%			3.15%						3.59%
Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		6.69%			4.25%						4.89%
Principal LifeTime 2015 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		4.48%			2.26%						2.74%
Principal LifeTime 2015 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.66%			2.81%						3.28%
Principal LifeTime 2015 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		6.18%			3.70%						4.31%
Principal LifeTime 2015 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		6.50%			4.01%						4.62%
Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		3.19%			3.76%						4.71%
Principal LifeTime 2020 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		1.16%			1.78%						2.85%
Principal LifeTime 2020 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.68%			2.50%						3.25%
Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		6.34%			4.72%						5.30%
Principal LifeTime 2020 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.43%			4.89%						5.48%
Principal LifeTime 2020 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		6.88%			4.31%						4.89%
Principal LifeTime 2020 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		7.24%			4.64%						5.22%
Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		8.17%			5.56%						6.10%
Principal LifeTime 2025 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		6.23%			3.71%						4.33%
Principal LifeTime 2025 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.54%			3.89%						4.36%
Principal LifeTime 2025 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		7.60%			4.96%						5.50%
Principal LifeTime 2025 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		7.92%			5.30%						5.84%
Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		4.57%			5.00%						5.84%
Principal LifeTime 2030 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		2.91%			3.15%						4.07%
Principal LifeTime 2030 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.39%			3.52%						4.19%
Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		7.93%			6.04%						6.45%
Principal LifeTime 2030 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		9.05%			6.20%						6.64%
Principal LifeTime 2030 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		8.47%			5.61%						6.04%
Principal LifeTime 2030 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		8.76%			5.93%						6.36%
Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		10.15%			6.94%						7.19%
Principal LifeTime 2035 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		8.40%			5.23%						5.51%
Principal LifeTime 2035 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.79%			5.06%						5.31%
Principal LifeTime 2035 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		9.52%			6.32%						6.58%
Principal LifeTime 2035 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		9.84%			6.66%						6.91%
Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		5.06%			6.07%						6.72%
Principal LifeTime 2040 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		3.25%			4.28%						4.97%
Principal LifeTime 2040 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.03%			4.43%						4.94%
Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		10.37%			7.49%						7.51%
Principal LifeTime 2040 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		11.52%			7.68%						7.71%
Principal LifeTime 2040 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		10.86%			7.05%						7.10%
Principal LifeTime 2040 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		11.25%			7.39%						7.44%
Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		12.53%			8.24%						8.10%
Principal LifeTime 2045 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		10.97%			6.60%						6.52%
Principal LifeTime 2045 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.31%			6.16%						6.12%
Principal LifeTime 2045 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		11.90%			7.63%						7.49%
Principal LifeTime 2045 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		12.25%			7.95%						7.82%
Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		6.69%			7.00%						7.38%
Principal LifeTime 2050 Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		5.16%			5.36%						5.80%
Principal LifeTime 2050 Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.98%			5.21%						5.55%
Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		12.08%			8.39%						8.13%
Principal LifeTime 2050 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.28%			8.62%						8.39%
Principal LifeTime 2050 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		12.71%			8.01%						7.79%
Principal LifeTime 2050 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		13.01%			8.35%						8.11%
Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.32%			8.71%						8.50%
Principal LifeTime 2055 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		11.94%			7.22%						7.11%
Principal LifeTime 2055 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.73%			6.58%						6.53%
Principal LifeTime 2055 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		12.68%			8.10%						7.90%
Principal LifeTime 2055 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		13.07%			8.45%						8.23%
Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.29%			8.82%						8.55%
Principal LifeTime 2060 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		11.98%			7.40%						7.29%
Principal LifeTime 2060 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.66%			6.68%						6.62%
Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		11.94%			8.41%						8.18%
Principal LifeTime 2060 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		12.66%			8.20%						7.95%
Principal LifeTime 2060 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		13.02%			8.53%						8.28%
Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.27%			8.85%			9.17%
Performance Inception Date											Sep. 06, 2017
Principal LifeTime 2065, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		12.17%			7.72%			8.04%
Principal LifeTime 2065, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.46%			6.75%			7.07%
Principal LifeTime 2065, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		12.70%			8.28%			8.61%
Principal LifeTime 2065, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		12.93%			8.59%			8.95%
Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.25%		15.76%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime 2070 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		12.32%		14.99%
Principal LifeTime 2070 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.20%		12.02%
Principal LifeTime 2070 Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		12.55%		15.09%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime 2070 Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		12.98%		15.50%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		11.98%		15.88%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.37%			3.63%						3.88%
Principal LifeTime Hybrid Income Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		6.12%			2.12%						2.73%
Principal LifeTime Hybrid Income Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.47%			2.31%						2.63%
Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		6.18%			3.41%						3.65%
Principal LifeTime Hybrid Income Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		7.39%			3.65%						3.91%
Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		7.43%			4.50%						4.96%
Principal LifeTime Hybrid 2015 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		6.12%			3.00%						3.82%
Principal LifeTime Hybrid 2015 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.55%			3.02%						3.53%
Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		6.38%			4.33%						4.75%
Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		7.55%			4.54%						5.00%
Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		8.50%			5.22%						5.65%
Principal LifeTime Hybrid 2020 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		7.23%			3.65%						4.45%
Principal LifeTime Hybrid 2020 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.20%			3.59%						4.10%
Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		7.26%			5.06%						5.44%
Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		8.44%			5.26%						5.67%
Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		9.29%			5.96%						6.29%
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		8.06%			4.49%						5.16%
Principal LifeTime Hybrid 2025 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.72%			4.22%						4.67%
Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		8.17%			5.83%						6.10%
Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		9.33%			5.99%						6.31%
Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		10.44%			6.67%						6.89%
Principal LifeTime Hybrid 2030 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		9.32%			5.19%						5.74%
Principal LifeTime Hybrid 2030 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.43%			4.81%						5.19%
Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		9.27%			6.52%						6.68%
Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		10.49%			6.71%						6.91%
Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		11.80%			7.45%						7.52%
Principal LifeTime Hybrid 2035 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		10.67%			6.03%						6.41%
Principal LifeTime Hybrid 2035 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.31%			5.48%						5.75%
Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		10.62%			7.28%						7.30%
Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		11.82%			7.47%						7.55%
Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.49%			8.28%						8.10%
Principal LifeTime Hybrid 2040 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		12.44%			6.90%						7.00%
Principal LifeTime Hybrid 2040 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.38%			6.18%						6.26%
Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		12.34%			8.09%						7.87%
Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		13.58%			8.31%						8.14%
Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		14.81%			8.96%						8.53%
Principal LifeTime Hybrid 2045 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		13.80%			7.63%						7.48%
Principal LifeTime Hybrid 2045 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.24%			6.77%						6.66%
Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		13.63%			8.75%						8.30%
Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		14.83%			8.99%						8.56%
Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.81%			9.42%						8.90%
Principal LifeTime Hybrid 2050 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		14.86%			8.15%						7.86%
Principal LifeTime Hybrid 2050 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.88%			7.18%						6.99%
Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.60%			9.19%						8.66%
Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		15.85%			9.45%						8.92%
Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.82%			9.50%						9.00%
Principal LifeTime Hybrid 2055 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		14.87%			8.30%						8.03%
Principal LifeTime Hybrid 2055 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.87%			7.27%						7.10%
Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.61%			9.23%						8.74%
Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		15.82%			9.53%						9.03%
Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.80%			9.61%						9.12%
Principal LifeTime Hybrid 2060 Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		14.88%			8.50%						8.19%
Principal LifeTime Hybrid 2060 Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.86%			7.38%						7.20%
Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.48%			9.32%						8.84%
Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		15.85%			9.64%						9.15%
Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.78%			9.73%			9.60%
Performance Inception Date			Sep. 06, 2017
Principal LifeTime Hybrid 2065, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		14.89%			8.80%			8.69%
Principal LifeTime Hybrid 2065, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.81%			7.51%			7.49%
Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.53%			9.43%			9.30%
Principal LifeTime Hybrid 2065, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		15.92%			9.77%			9.64%	[2],[3]
Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.71%		17.67%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.76%		17.15%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime Hybrid 2070 Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		14.91%		16.36%
Principal LifeTime Hybrid 2070 Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.70%		13.11%
Principal LifeTime Hybrid 2070 Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		15.84%		17.25%
Performance Inception Date			Mar. 01, 2023
Principal LifeTime Hybrid 2070 Fund Class R-6 | S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.95%		24.44%
Principal LifeTime Hybrid 2070 Fund Class R-6 | S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.83%		16.26%
Real Estate Securities Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(0.65%)			2.34%						5.23%
Real Estate Securities Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(1.72%)			1.43%						4.15%
Real Estate Securities Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.06%			1.60%						3.82%
Real Estate Securities Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		3.24%			2.66%						5.16%
Real Estate Securities Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		4.26%			3.63%						5.96%
Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		5.45%			3.85%						6.20%
Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		4.95%			3.35%						5.68%
Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		5.26%			3.66%						6.01%
Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		5.51%			3.93%						6.16%
SAM Balanced Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		6.08%			5.15%						5.75%
SAM Balanced Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		4.26%			3.61%						4.13%
SAM Balanced Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.58%			3.74%						4.16%
SAM Balanced Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		10.35%			5.52%						5.71%
SAM Balanced Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		11.45%			6.52%						6.53%
SAM Balanced Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		12.60%			6.68%						6.70%
SAM Balanced Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		11.93%			6.08%						6.10%
SAM Balanced Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		12.29%			6.42%						6.44%
SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		2.60%			3.04%						4.10%
SAM Conservative Balanced Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		1.49%			1.85%						2.77%
SAM Conservative Balanced Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.86%			2.06%						2.82%
SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		6.69%			3.42%						4.06%
SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		7.72%			4.40%						4.86%
SAM Conservative Balanced Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		8.81%			4.54%						5.02%
SAM Conservative Balanced Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		8.35%			3.97%						4.44%
SAM Conservative Balanced Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		8.58%			4.28%						4.76%
SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		8.53%			6.87%						7.19%
SAM Conservative Growth Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		6.75%			5.32%						5.44%
SAM Conservative Growth Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.29%			5.16%						5.34%
SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		12.99%			7.26%						7.15%
SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		14.02%			8.26%						7.98%
SAM Conservative Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		15.18%			8.43%						8.15%
SAM Conservative Growth Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		14.57%			7.83%						7.55%
SAM Conservative Growth Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		14.91%			8.17%						7.88%
SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		2.43%			1.87%						3.14%
SAM Flexible Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		1.36%			0.74%						1.87%
SAM Flexible Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.52%			1.09%						2.01%
SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		4.53%			1.86%						2.90%
SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		5.56%			2.83%						3.70%
SAM Flexible Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		6.61%			2.94%						3.83%
SAM Flexible Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		6.07%			2.40%						3.28%
SAM Flexible Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		6.41%			2.71%						3.60%
SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		10.16%			8.26%						8.02%
SAM Strategic Growth Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		8.41%			6.85%						6.15%
SAM Strategic Growth Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.29%			6.33%						5.95%
SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		14.62%			8.64%						7.96%
SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		15.75%			9.66%						8.80%
SAM Strategic Growth Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		16.90%			9.84%						8.99%
SAM Strategic Growth Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		16.28%			9.24%						8.39%
SAM Strategic Growth Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		16.62%			9.57%						8.73%
Short-Term Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		2.55%			1.39%						1.68%
Short-Term Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		1.09%			0.46%						0.82%
Short-Term Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.49%			0.67%						0.91%
Short-Term Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		2.92%			0.90%						1.18%
Short-Term Income Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		3.85%			1.85%						1.92%
Short-Term Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		5.11%			2.06%						2.15%
Short-Term Income Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		4.56%			1.51%						1.60%
Short-Term Income Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		4.79%			1.83%						1.91%
SmallCap Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		0.86%			6.13%						7.13%
SmallCap Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		0.40%			5.35%						5.80%
SmallCap Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.81%			4.73%						5.38%
SmallCap Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		5.82%			7.50%						7.91%
SmallCap Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		6.96%			7.65%						8.11%
SmallCap Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		6.55%			7.18%						7.59%
SmallCap Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		6.83%			7.49%						7.92%
SmallCap Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		7.11%			7.77%						8.07%
SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		13.79%			7.60%						9.79%
SmallCap Growth I Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		11.37%			6.04%						7.84%
SmallCap Growth I Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.21%			5.75%						7.46%
SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		12.64%			7.42%						9.52%
SmallCap Growth I Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		13.29%			7.10%						9.25%
SmallCap Growth I Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		13.65%			7.44%						9.58%
SmallCap Growth Fund I, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		13.89%			7.72%						9.85%
SmallCap S&P 600 Index Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		8.51%			8.14%						8.63%
Performance Inception Date			Nov. 22, 2016
SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		8.45%			8.08%						8.69%
SmallCap S&P 600 Index Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		6.20%			6.24%						6.66%
SmallCap S&P 600 Index Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.48%			6.12%						6.54%
SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		7.27%			7.88%						8.47%
SmallCap S&P 600 Index Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		7.89%			7.53%						8.14%
SmallCap S&P 600 Index Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		8.21%			7.86%						8.47%
SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		4.98%			9.41%						7.83%
SmallCap Value II Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		1.99%			6.89%						5.38%
SmallCap Value II Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.28%			6.72%						5.51%
SmallCap Value II Fund, Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class J Return Before Taxes
Average Annual Return, Percent		3.78%			9.07%						7.44%
SmallCap Value II Fund, Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-3 Return Before Taxes
Average Annual Return, Percent		4.42%			8.85%						7.26%
SmallCap Value II Fund, Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-5 Return Before Taxes
Average Annual Return, Percent		4.69%			9.18%						7.59%
SmallCap Value Fund II, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class R-6 Return Before Taxes
Average Annual Return, Percent		5.02%			9.46%						7.87%
Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return Before Taxes
Average Annual Return, Percent		(1.89%)			(0.14%)						1.75%
Tax-Exempt Bond Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions
Average Annual Return, Percent		(1.89%)			(0.14%)						1.75%
Tax-Exempt Bond Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.26%			0.53%						2.06%
Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Class C Return Before Taxes
Average Annual Return, Percent		(0.18%)			(0.23%)						1.48%
Tax-Exempt Bond Fund, Institutional
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Institutional Class Return Before Taxes
Average Annual Return, Percent		2.13%			0.89%						2.40%

[1]	During 2019, the Fund experienced a significant one-time gain of approximately $0.11 per share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts shown for periods that include the year ended December 31, 2019 would have been lower.
[2]	During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher.
[3]	During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.